Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	UCOMMUNE INTERNATIONAL LTD
Trading Symbol	UK
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001821424
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39738
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Guang Hua Road
Entity Address, Address Line Two	No 2, Tower D
Entity Address, Address Line Three	Floor 8Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100026
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information Line Items
Entity Address, Address Line One	Guang Hua Road
Entity Address, Address Line Two	No 2, Tower D
Entity Address, Address Line Three	Floor 8Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100026
Entity Address, Country	CN
Contact Personnel Name	Mr. Zhuangkun He
City Area Code	8610
Local Phone Number	65067789
Contact Personnel Email Address	weisf@ucommune.com
Class A ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	80,451,843
Class B ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	9,452,407